Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Tax

Income taxes were as follows for the years ended December 31:

	2019	2018	2017
Current	$4,713	$2,444	$5,414
State	307	45	—
Deferred	663	151	435
Change in corporate tax rate	—	—	511
Income taxes	$5,683	$2,640	$6,360

Effective Tax Rates Differed from Statutory Federal Income Tax Rate

Effective tax rates differed from the statutory federal income tax rate of 21% in 2019 and 2018 and 35% in 2017 due to the following:

	2019	2018	2017
Income taxes computed at the statutory federal tax rate	$8,308	$3,524	$7,781
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(1,194)	(834)	(1,107)
Low income housing tax credit	(903)	(903)	(686)
Cash surrender value of BOLI	(211)	(143)	(201)
Nondeductible merger costs	—	1,034	—
Change in corporate tax rate	—	—	511
Change in tax position BOLI	(353)	—	—
Other	36	(38)	62
Income tax expense	$5,683	$2,640	$6,360

Summary of Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following:

	2019	2018
Deferred tax assets
Allowance for loan losses	$3,245	$3,056
Deferred compensation	1,191	1,217
Pension costs	81	—
Intangible assets	394	475
Purchase accounting adjustments	226	566
Net operating loss carryforward	1,081	1,374
Other	220	364
Deferred tax asset	6,438	7,052
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(808)	(556)
Discount accretion on securities	(18)	(31)
FHLB stock dividends	(969)	(1,053)
Unrealized gain on securities available for sale	(3,424)	(624)
Pension costs	—	(469)
Prepaids	(326)	(301)
BOLI	—	(337)
Other	(359)	(271)
Deferred tax liability	(5,904)	(3,642)
Net deferred tax asset	$534	$3,410